Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Cambria Endowment Style ETF (the “Fund”) for the period of April 9, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://cambriafunds.com/endw. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	annual shareholder report
C000254188 [Member]
Shareholder Report [Line Items]
Fund Name	Cambria Endowment Style ETF
Class Name	Cambria Endowment Style ETF
Trading Symbol	ENDW
Security Exchange Name	NASDAQ
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://cambriafunds.com/endw. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://cambriafunds.com/endw
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, markets benefited from easing inflation, clearer monetary policy, and steady global growth. Stocks were the main driver of returns, helped by rising valuations and broader market participation. International stocks outperformed U.S. stocks due to lower starting valuations and favorable currency movements. Bonds delivered modest but stabilizing returns as interest rates peaked and rate volatility declined. Real assets and alternatives provided diversification but lagged equities overall.

The Fund underperformed its benchmark over the Period, because alternatives, real assets, and fixed income trailed strong equity returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (4/9/2025)
Cambria Endowment Style ETF - NAV	25.26%
Solactive GBS Global Markets All Cap USD Index	29.96%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://cambriafunds.com/endw for more recent performance information.

Performance Inception Date	Apr. 09, 2025
Net Assets	$ 124,767,105
Holdings Count | holding	159
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$124,767,105	Portfolio Turnover Rate*	66%
# of Portfolio Holdings	159	Advisory Fees Paid	$0
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Exchange Traded Funds	68.5%
Common Stocks	31.3%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Cambria Value and Momentum ETF	9.9%
Cambria Foreign Shareholder Yield ETF	9.9%
Cambria Emerging Shareholder Yield ETF	9.7%
Cambria Global Real Estate ETF	5.4%
Cambria Global Value ETF	5.2%
Cambria Chesapeake Pure Trend ETF	4.8%
iMGP DBi Managed Futures Strategy ETF	4.7%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF	4.5%
SPDR S&P Global Natural Resources ETF	2.5%
JPMorgan Chase & Co.	2.0%

C000258371 [Member]
Shareholder Report [Line Items]
Fund Name	Cambria Global EW ETF
Class Name	Cambria Global EW ETF
Trading Symbol	GEW
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Cambria Global EW ETF (the “Fund”) for the period of September 24, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.cambriafunds.com/GEW. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.cambriafunds.com/GEW. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.cambriafunds.com/GEW
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$5	0.25%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
International stocks outperformed U.S. stocks as investors rotated toward cheaper overseas markets amid ongoing macro uncertainty. A weaker U.S. dollar also boosted returns for international investments. While U.S. stocks benefited from improving economic confidence, falling inflation, and expectations for future rate cuts, gains were limited by high valuations and concentration in a small number of large companies. Positive returns were driven by strong stock selection in non-U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Inception Date	Sep. 24, 2025
Net Assets	$ 151,312,524
Holdings Count | holding	463
Advisory Fees Paid, Amount	$ 69,803
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$151,312,524	Advisory Fees	$70,249
# of Portfolio Holdings	463	Fees Waived and/or Expenses Reimbursed	$(446)
Portfolio Turnover Rate*	32%	Net Advisory Fees Paid	$69,803
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	74.7%
Exchange Traded Funds	22.0%
Real Estate Investment Trusts	1.0%
Cash and Cash Equivalents	2.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Invesco S&P 500 Low Volatility ETF	6.9%
SPDR S&P 500 ETF Trust	2.5%
Vanguard Total Stock Market ETF	2.1%
Walmart, Inc.	2.0%
Invesco Exchange-Traded Fund Trust-Invesco S&P 500r Top 50 ETF	2.0%
Exxon Mobil Corp.	1.7%
JPMorgan Chase & Co.	1.5%
Berkshire Hathaway, Inc. - Class B	1.4%
Constellation Energy Corp.	1.3%
Broadcom, Inc.	1.2%

C000254187 [Member]
Shareholder Report [Line Items]
Fund Name	Cambria Tax Aware ETF
Class Name	Cambria Tax Aware ETF
Trading Symbol	TAX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Cambria Tax Aware ETF (the “Fund”) for the period of December 17, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://cambriafunds.com/tax. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://cambriafunds.com/tax. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://cambriafunds.com/tax
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

Aside from volatility around “Liberation Day,” U.S. stocks performed well as confidence in the economic outlook improved. Inflation continued to fall, and the Federal Reserve’s policy path became clearer. This reduced pressure from higher interest rates and allowed stock valuations to rise, even though economic growth slowed. Market gains also broadened in the second half of the period, with performance spreading across large, mid, and small companies, which helped style and factor-based strategies.

The fund’s focus on quality value stocks helped it outperform its benchmark. Stock selection within Industrials was the largest contributor to outperformance, while an underweight position in Technology reduced relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (12/17/2024)
Cambria Tax Aware ETF - NAV	14.72%
Solactive GBS United States 1000 Index	13.99%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://cambriafunds.com/tax for more recent performance information.

Performance Inception Date	Dec. 17, 2024
Net Assets	$ 30,362,214
Holdings Count | holding	87
Advisory Fees Paid, Amount	$ 135,095
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$30,362,214	Portfolio Turnover Rate*	78%
# of Portfolio Holdings	87	Advisory Fees Paid	$135,095
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	85.9%
Exchange Traded Funds	10.1%
Cash and Cash Equivalents	4.0%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Total Stock Market ETF	10.1%
Advanced Micro Devices, Inc.	3.6%
Sterling Infrastructure, Inc.	2.6%
Comfort Systems USA, Inc.	2.3%
Fabrinet	1.7%
Rocket Cos., Inc. - Class A	1.5%
Alphabet, Inc. - Class A	1.5%
Tenet Healthcare Corp.	1.4%
EMCOR Group, Inc.	1.3%
First Solar, Inc.	1.3%